Subsequent Events - Additional Information (Detail) ₨ / shares in Units, ₨ in Millions	Apr. 23, 2022 INR (₨) ₨ / shares	Apr. 04, 2022 ₨ / shares	Mar. 31, 2022 ₨ / shares	Mar. 31, 2021 ₨ / shares	Sep. 20, 2019 ₨ / shares	Sep. 19, 2019 ₨ / shares
Subsequent Event [Line Items]
Common stock par or stated value per share			₨ 1	₨ 1	₨ 1	₨ 2
Subsequent Event [Member] | Proposed Merger [Member]
Subsequent Event [Line Items]
Common stock par or stated value per share		₨ 1
Subsequent Event [Member] | Proposed Merger [Member] | HDBHousing Development Finance Corporation Limited [Member]
Subsequent Event [Line Items]
Business combination share exchange ratio		1.68
Common stock par or stated value per share		₨ 2
Dividend Paid [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Dividend paid, per share amount	₨ 15.5
Dividend paid, total amount | ₨	₨ 86,045.2